UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2011	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) — 64.1%

AEROSPACE — 3.9%
	Delta Air Lines, Inc.
1,711,606	Credit-Linked Deposit Loan, 04/30/12 (b)	1,707,781
2,609,657	Term Loan Equipment Notes, 09/29/12 (b)	2,585,727
	Hawker Beechcraft Acquisition Co., LLC
480,463	Series A New Term Loan, 10.50%, 03/26/14	489,558
	TransDigm, Inc.
1,396,500	First Lien Term Loan, 4.00%, 02/14/17	1,407,595
	US Airways Group, Inc.
8,006,927	Term Loan, 2.75%, 03/21/14 (b)	7,368,054

		13,558,715

BROADCASTING — 6.5%
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (c) (d)	254,386
2,717,483	Term Loan, 9.00%, 04/03/13 (c) (d)	2,544,923
	Cumulus Media, Inc.
4,599,251	Replacement Term Loan, 4.00%, 06/11/14	4,568,781
	Entercom Radio, LLC
2,630,000	Term A Loan, 1.37%, 06/30/12	2,587,262
	TWCC Holding Corp.
2,196,495	Term Loan, 4.25%, 02/11/17	2,215,868
	Univision Communications, Inc.
6,263,912	Extended First-Lien Term Loan, 4.50%, 03/31/17	6,124,164
	Young Broadcasting, Inc.
4,326,520	Term Loan, 8.00%, 06/30/15 (d)	4,368,422

		22,663,806

CABLE/WIRELESS VIDEO — 6.4%
	Broadstripe, LLC
4,591,838	DIP Revolver, 7.75%, (c) (e)	4,591,838
44,306,267	First Lien Term Loan 06/30/11 (c) (f)	17,243,999
1,428,203	Revolver, 06/30/11 (c) (f)	555,857

		22,391,694

CHEMICALS — 1.3%
	W.R. Grace & Co.
1,247,740	5 Year Revolver,(f)	2,333,273
1,247,740	Revolving Credit Loan, (f)	2,333,273

		4,666,546

CONSUMER NON-DURABLES — 0.6%
	KIK Custom Products, Inc.
349,231	First Lien Canadian Term Loan, 2.50%, 06/02/14	305,142
2,037,180	First Lien U.S. Term Loan, 2.50%, 06/02/14	1,779,996

		2,085,138

DIVERSIFIED MEDIA — 0.9%
	Cengage Learning Acquisitions, Inc.
1,191,807	Term Loan, 2.50%, 07/03/14	1,143,986
	Cydcor, Inc.
1,595,528	First Lien Tranche B Term Loan, 9.50%, 02/05/13	1,565,611
	Endurance Business Media, Inc.
1,519,429	Term Loan, 6.50%, 12/14/14	493,815

		3,203,412

ENERGY — 1.0%
	Big West Oil, LLC
956,070	Term Loan, 7.00%, 03/31/16	969,412
	Calumet Lubricants Co., LP
250,914	Credit-Linked Letter of Credit, 4.15%, 01/03/15	250,036
1,838,810	Term Loan, 4.31%, 01/03/15	1,832,374
	Walter Energy, Inc.
570,000	Term Loan B, 04/02/18 (b)	574,417

		3,626,239

FINANCIAL — 2.5%
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.80%, 05/01/13	937,500
	Nuveen Investments, Inc.
1,077,680	Extended First Lien Term Loan, 5.81%, 05/13/17	1,082,530
922,320	Non-Extended First Lien Term Loan, 3.31%, 11/13/14	887,567
1,500,000	Second Lien Term Loan, 12.50%, 07/31/15 (g)	1,614,382
	Online Resources Corp.
385,294	Term Loan, 2.50%, 02/21/12	382,404
	Springleaf Funding Co.
4,000,000	Term Loan, 7.25%, 04/21/15	4,011,260

		8,915,643

FOOD AND DRUG — 0.4%
	Rite Aid Corp.
1,457,874	Tranche 5 Term Loan, 4.50%, 03/03/18	1,448,150

FOOD/TOBACCO — 4.7%
	Burger King Corp.
997,500	Tranche B Term Loan, 4.50%, 10/19/16	997,844
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

FOOD/TOBACCO (continued)
	Dean Foods Co.
997,487	Extended Tranche B Term Loan, 04/02/17 (b)	993,747
997,487	Extended Tranche B Term Loan, 3.56%, 04/02/16 (b)	990,839
	Del Monte Foods Co.
1,927,000	Intial Term Loan, 4.50%, 03/08/18	1,932,222
	DS Waters of America, Inc.
2,705,833	Term Loan, 2.56%, 10/29/12	2,638,187
	DSW Holdings, Inc.
5,500,000	Term Loan, 4.31%, 03/02/12	5,252,500
	OSI Restaurant Partners, LLC
245,179	Pre-Funded RC Term Loan, 3.54%, 06/14/13	239,015
2,529,573	Term Loan, 2.56%, 06/14/14	2,465,980
	WM. Bolthouse Farms, Inc.
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	1,014,065

		16,524,399

GAMING/LEISURE — 1.9%
	Ginn LA Conduit Lender, Inc.
8,648,046	First Lien Tranche A Credit-Linked Deposit, 06/08/11 (f)	706,243
18,530,804	First Lien Tranche B Term Loan, 06/08/11 (f)	1,513,318
	LLV Holdco, LLC
1,266,555	Exit Revolving Loan, 15.00%, 12/31/12 (d) (e) (g)	1,253,889
	Nevada Land Group, LLC
357,212	First Lien Initial Loan, 40.25%, 11/10/13	358,998
811,251	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	815,307
	Tamarack Resort, LLC
280,618	Term Loan, (f)	252,907
	VML US Finance, LLC
630,724	Term B Delayed Draw Project Loan, 4.79%, 05/25/12	631,775
1,091,949	Term B Funded Project Loan, 4.79%, 05/27/13	1,093,767
	WAICCS Las Vegas 3, LLC
5,000,000	Second Lien Term Loan, (f)	25,000

		6,651,204

HEALTHCARE — 5.9%
	CCS Medical, Inc.
12,273,555	First Lien Term Loan, 9.00%, 03/31/15 (d)	10,902,967
4,466,757	Second Lien Term Loan, 11.00%, 03/31/16 (d)	2,970,393
	DaVita, Inc.
1,895,250	Tranche B Term Loan, 4.50%, 10/20/16	1,907,768
	Graceway Pharmaceuticals, LLC
4,979,543	Mezzanine Loan, 11/01/13 (f)	37,852
	HCA, Inc.
1,786,773	Tranche B-1 Term Loan, 2.56%, 11/18/13	1,781,529
	Onex Carestream Finance LP
1,150,000	Term Loan, 5.00%, 02/25/17	1,130,496
	Rehabcare Group, Inc.
820,833	Term Loan B, 6.00%, 11/24/15	822,372
	Universal Health Services, Inc.
997,288	Tranche B Term Loan, 4.00%, 11/15/16	1,003,965

		20,557,342

HOUSING — 2.3%
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan, (c) (f)	4,000,000
	Kyle Acquisition Group, LLC
1,142,857	Facility B, (f)	110,474
857,143	Facility C, (f)	82,856
	Las Vegas Land Holdings, LLC
475,070	Term Loan, 5.31%, 03/31/16	380,056
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan, (f)	72,659
	November 2005 Land Investors, LLC
1,117,890	First Lien New Term Loan, 03/31/11 (f)	248,730
	Westgate Investments, LLC
19,737,487	Senior Secured Loan (f)	3,042,373
9,669,572	Third Lien Term Loan, 06/30/15 (f)	34,333
	Withers Preserve MB-I
1,694,876	B-Note, (c) (f)	82,710

		8,054,191

INFORMATION TECHNOLOGY — 4.6%
	Avaya, Inc.
2,050,803	Term B-1 Loan, 3.06%, 10/24/14	1,989,504
4,119,460	Term B-3 Loan, 4.81%, 10/26/17	4,022,199
	Commscope, Inc.
2,320,000	Term Loan, 5.00%, 01/14/18	2,341,541
	Fifth Third Processing Solutions, LLC
1,015,750	First Lien Term Loan B, 5.50%, 11/03/16	1,021,464
	Freescale Semiconductor, Inc.
1,480,631	Extended Maturity Term Loan, 4.51%, 12/01/16	1,474,738
	Infor Enterprise Solutions Holdings, Inc.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

INFORMATION TECHNOLOGY (continued)

553,525	First Lien Extended Delayed Draw Term Loan, 6.00%, 07/28/15	548,544
1,071,988	First Lien Extended Initial U.S. Term Loan, 6.00%, 07/28/15	1,062,340
	Kronos, Inc.
3,600,000	Second Lien Term Loan, 6.06%, 06/11/15	3,586,500

		16,046,830

MANUFACTURING — 0.9%
	Goodman Global, Inc.
2,985,000	Initial First Lien Initial Term Loan, 5.75%, 10/28/16	3,001,776

RETAIL — 3.6%
	Burlington Coat Factory Warehouse Corp.
1,400,000	Term B Loan, 6.25%, 02/23/17	1,386,000
	Guitar Center, Inc.
2,365,378	Extended Term Loan, 5.56%, 04/09/17	2,295,895
	Gymboree Corp.
1,895,250	Term Loan, 5.00%, 02/23/18	1,897,107
	J. Crew Group, Inc.
3,000,000	Term Loan, 4.75%, 03/07/18	2,995,500
	Pilot Travel Centers, LLC
1,000,000	Initial Tranche B Term Loan, 03/30/18 (b)	1,006,620
	Spirit Finance Corp.
2,980,000	Term Loan, 3.45%, 08/01/13	2,862,037

		12,443,159

SERVICE — 8.2%
	Asurion, LLC (fka Asurion Corp.)
4,987,500	Tranche B-2 Incremental Term Loan, 6.75%, 03/31/15	5,056,078
	First Data Corp.
4,779,714	Initial Tranche B-1 Term Loan, 3.00%, 09/24/14	4,587,403
	NES Rentals Holdings, Inc.
901,982	Second Lien Permanent Term Loan, 10.00%, 07/20/13	882,815
	Sabre, Inc.
5,897,369	Initial Term Loan, 2.27%, 09/30/14	5,563,637
	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 3.31%, 08/02/13	631,502
2,935,880	Term Loan B, 3.31%, 08/02/13	2,897,347
	Thermo Fluids (Northwest), Inc.
780,970	Tranche B Term Loan, 5.31%, 06/27/13	698,968
	Travelport, LLC
8,400,000	Tranche S Term Loan, 4.81%, 08/21/15	8,328,264

		28,646,014

TELECOMMUNICATIONS — 3.8%
	Fairpoint Communications, Inc.
3,714,016	Term Loan, 6.50%, 01/22/16 (b)	3,590,599
	Getty Images, Inc.
1,047,368	Initial Term Loan, 5.25%, 11/07/16	1,057,093
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.31%, 04/13/15	726,300
	Level 3 Financing, Inc.
1,087,000	Tranche A Term Loan, 2.55%, 03/13/14	1,057,292
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,072,000
	MetroPCS Wireless, Inc.
2,992,500	Tranche B-3 Term Loan, 4.06%, 03/19/18	3,002,226
	Syniverse Holdings, Inc.
1,396,500	Term Loan, 5.25%, 12/21/17	1,405,661
	U.S. Telepacific Corp.
1,400,000	Term Loan Advance, 5.75%, 02/23/17	1,404,375

		13,315,546

TRANSPORTATION — AUTOMOTIVE — 1.8%
	Allison Transmission, Inc.
1,994,228	Term Loan, 3.01%, 08/07/14 (b)	1,978,823
	Federal-Mogul Corp.
2,494,436	Tranche B Term Loan, 2.20%, 12/29/14	2,438,311
1,272,672	Tranche C Term Loan, 2.19%, 12/28/15	1,244,036
	Key Safety Systems, Inc.
856,869	First Lien Term Loan, 2.55%, 03/08/14	806,884

		6,468,054

TRANSPORTATION — LAND TRANSPORTATION — 0.3%
	SIRVA Worldwide, Inc.
2,214,388	Second Lien Term Loan, PIK, 12.00%, 05/12/15	1,190,234

UTILITY — 2.6%
	Dynegy Holdings, Inc.
1,342,995	Letter of Credit Facility Term Loan, 4.00%, 04/02/13 (b)	1,334,326
106,728	Tranche B Term Loan, 4.00%, 04/02/13	106,040
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (c)	675,418
654,694	Second Lien Term Loan, 06/09/14 (c) (f)	—
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit Loan, 2.31%, 02/22/13	257,222
	Texas Competitive Electric Holdings Co., LLC
494,872	Initial Tranche B-1 Term Loan, 3.76%, 10/10/14	417,739
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Fund

Principal Amount ($ )		Value ($)
US Senior Loans (continued)

UTILITY (continued)
7,566,822	Initial Tranche B-2 Term Loan, 3.78%, 10/10/14	6,387,419

		9,178,164

	Total US Senior Loans (Cost $334,342,887)	224,636,256

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) — 16.5%

AUSTRALIA — 1.6%
AUD
	SMG H5 Pty., Ltd.
5,622,607	Facility A Term Loan, 6.89%, 12/24/12	5,691,047

AUSTRIA — 0.7%
EUR
	Sacher Funding Ltd.
5,936,489	Euro Term Loan 05/14/14 (f)	2,392,671

CANADA — 1.5%
USD
	CCS, Inc.
2,969,348	Term Loan, 3.30%, 11/14/14	2,825,825
	Novelis, Inc.
2,493,750	Term Loan B, 4.00%, 03/10/17	2,502,840

		5,328,665

GERMANY — 0.0%
EUR
	Schieder Mobel Holding, GmbH
360,441	Delayed Draw Term Loan, (c) (f)	95,153

IRELAND — 0.4%
USD
	SSI Investments II Ltd.
1,488,750	Term Loan, 6.50%, 05/26/17	1,510,158

SPAIN — 2.3%
EUR
	Grupo Gasmedi, S.L.
3,166,667	Second Lien Tranche E Term Loan, 5.93%, 02/11/16	3,932,101
1,409,008	Tranche B Term Loan, 3.68%, 08/11/14	1,959,539
1,409,008	Tranche C Term Loan, 4.18%, 08/11/15	1,959,539

		7,851,179

UNITED KINGDOM — 2.4%
EUR
	Ineos Holdings Ltd.
2,740,598	Term B1 Facility, 7.50%, 12/16/13	4,046,588
3,009,403	Term C1 Facility, 8.00%, 12/16/14	4,464,842

		8,511,430

UNITED KINGDOM — 6.1%
GBP
	All3Media Intermediate Ltd.
714,753	Facility B1, 3.18%, 08/31/14	1,094,156
2,585,073	Facility C, 3.68%, 08/31/15	3,957,272
3,000,000	Facility D, 5.56%, 02/29/16	4,376,051
2,159,965	Mezzanine Loan, PIK, 9.81%, 08/31/16	3,168,017
	Henson No. 4 Ltd.
1,378,514	Facility B, 4.28%, 01/24/14	1,872,711
1,378,514	Facility C, 5.28%, 01/26/15	1,883,759
	Highland Acquisitions Ltd.
1,000,000	Facility B, 4.80%, 12/31/14	1,560,014
1,000,000	Facility C, 5.30%, 12/31/15	1,568,029
1,246,543	Mezzanine Facility, PIK, 12.05%, 12/29/16	1,858,274

		21,338,283

UNITED KINGDOM — 0.8%
USD
	All3Media Intermediate Ltd.
2,883,246	Facility B1, 2.82%, 08/31/14	2,728,272

UNITED STATES — 0.7%
GBP
	Knowledgepoint360 Group, LLC
1,565,794	First Lien U.K. Term Loan, 4.06%, 04/13/14	2,250,366

	Total Foreign Denominated or Domiciled Senior Loans (Cost $67,276,703)	57,697,224

Principal Amount ($)
US Asset-Backed Securities (h) (i) — 6.5%
	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.15%, 04/15/21	1,462,724
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.02%, 01/20/21	3,703,725
1,000,000	Series 2007-1A, Class D, 2.65%, 06/15/22	771,216
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Asset-Backed Securities (continued)
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.55%, 01/18/21	700,496
1,000,000	Series 2007-2A, Class D, 2.00%, 04/15/21	763,844
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.60%, 04/15/21	679,717
1,000,000	Series 2007-15A, Class C, 2.56%, 03/11/21	732,106
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 1.66%, 05/16/19	1,399,847
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.70%, 07/15/21	1,851,174
	Goldman Sachs Asset Management CLO, PLC,
847,661	Series 2007-1A, Class E, 5.30%, 08/01/22	736,715
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.78%, 04/17/21	677,994
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.71%, 06/17/21	668,874
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.75%, 12/13/20	717,387
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 1.76%, 02/26/21	2,120,413
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.81%, 09/20/20	635,440
	Ocean Trails CLO
1,622,089	Series 2007-2A, Class D, 4.80%, 06/27/22	1,202,269
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 3.90%, 04/18/21	580,040
	Primus CLO, Ltd.
1,889,756	Series 2007-2A, Class E, 5.05%, 07/15/21	1,307,909
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.65%, 04/27/21	706,724
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.65%, 04/17/21	1,389,855

	Total US Asset-Backed Securities (Cost $21,981,684)	22,808,469

Shares		Value ($)
Common Stocks (j) — 9.4%

BROADCASTING — 5.3%
152,363	Communications Corp. of America (c) (d)	—
7,205	Young Broadcasting, Inc., Class A (d)	18,733,000

		18,733,000

CHEMICALS — 0.0%
20,650	Panda Hereford Ethanol, LP (c)	29,943

DIVERSIFIED MEDIA — 0.0%
3,649	Endurance Business Media, Inc., Class A	40,137

ENERGY — 0.3%
427,210	Value Creation, Inc.	875,781

FINANCIAL — 0.0%
54,336	Sacher Funding Ltd. (c)	—

GAMING/LEISURE — 1.2%
11,036	LLV Holdco, LLC — Series A Membership Interest (c) (d)	3,752,590
193	LLV Holdco, LLC — Series B Membership Interest (c) (d)	65,536
4	Nevada Land Group, LLC (c)	492,250

		4,310,376

HEALTHCARE — 0.2%
82,441	CCS Medical, Inc. (d)	700,749

HOUSING — 0.1%
880,996	Las Vegas Land Holdings, LLC (c)	264,299

MEDIA/TELECOMMUNICATIONS — 1.5%
221,737	Metro-Goldwyn-Mayer, Inc.	5,118,466

METALS/MINERALS — 0.6%
6,158	Euramax International, Inc.	2,032,140

TELECOMMUNICATIONS — 0.2%
45,168	Fairpoint Communications, Inc.	761,984

UTILITY — 0.0%
132,930	Entegra TC, LLC	79,758
3,178	GBGH, LLC (c)	—

		79,758

	Total Common Stocks (Cost $152,311,336)	32,946,633

Units
Warrants — 0.0%

BROADCASTING — 0.0%
	Cerberus Bawag
325,673	Investors(Sacher Warrants), expires 05/14/14 (c)	—
6	Young Broadcasting, Inc., expires 12/24/24 (d)	15,600

		15,600

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Warrants (continued)
GAMING/LEISURE — 0.0%
	LLV Holdco, LLC — Series C
811	Membership Interest, expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC — Series D
1,116	Membership Interest, expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC — Series E
1,247	Membership Interest, expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC — Series F
1,403	Membership Interest, expires 07/15/15 (c) (d)	—
	LLV Holdco, LLC — Series G
1,590	Membership Interest, expires 07/15/15 (c) (d)	—

		—

	Total Warrants (Cost $12,563)	15,600

Total Investments — 96.5% (Cost of $575,925,173) (k)		338,104,182

Other Assets & Liabilities, Net — 3.5%		12,329,945

Net Assets — 100.0%		$350,434,127

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in the Highland Floating Rate Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $34,648,902, or 9.9% of net assets, were fair valued as of March 31, 2011.

(d)	Affiliated issuer. See Notes to Investment of Portfolio.

(e)	Senior Loan Notes have additional unfunded loan commitments. As of March 31, 2011, the Fund had unfunded loan commitments of $3,871,123, which could be extended at the option of the borrower, pursuant to the following loan agrements:

Unfunded Loan
Borrower	Commitment
Broadstripe, LLC	$2,214,647
LLV Holdco, LLC	1,656,476

$3,871,123

(f)	The issuer is, or is danger of being, in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2011, these securities amounted to $22,808,469 or 6.5% of net assets.

(j)	Non-income producing security.

(k)	Cost for U.S. federal income tax purposes is $580,619,580. Unrealized appreciation and depreciation on investments are as follows:

Gross appreciation	$13,941,272
Gross depreciation	(256,456,670)

Net depreciation	$(242,515,398)

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CSF	Credit Suisse First Boston

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

PNC	PNC Financial Services
Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

			Principal		Net
Contracts			Amount		Unrealized
to Buy or		Counter-	Covered by		Appreciation/
to Sell	Currency	party	Contracts	Expiration	(Depreciation)*
Sell	AUD	CSF	5,298,156	04/15/11	(340,674)
Sell	EUR	PNC	13,592,568	05/04/11	(587,121)
Sell	GBP	PNC	8,216,334	05/04/11	88,833
Sell	GBP	CSF	8,347,159	05/12/11	51,286

					$(787,676)

*	The primary risk exposure is foreign exchange contracts (See Notes to Investment Portfolio).
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2011	Highland Floating Rate Fund
Foreign Denominated Senior
Loans Industry Concentration Table:
(% of Net Assets)

Broadcasting	4.4%
Retail	2.5%
Chemicals	2.4%
Healthcare	2.3%
Diversified Media	1.6%
Service	0.8%
Financial	0.7%
Metals & Minerals	0.7%
Telecommunications	0.7%
Information Technology	0.4%

Total	16.5%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of March 31, 2011 (unaudited)	Highland Floating Rate Fund
Security Valuation
In computing the Highland Floating Rate Fund’s (the Fund”) net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, or for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”), taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement of NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund may enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the nine months ended March 31, 2011, the values of forward foreign currency contracts opened was AUD 5,298,156, EUR 26,236,568 and GBP 31,476,334 and the closed values were EUR 25,014,000 and GBP 42,841,441.
Fair Value Measurements:
Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
As of March 31, 2011, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities, common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2011 (unaudited)	Highland Floating Rate Fund
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determine the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking into account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration of restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment is purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of March 31, 2011 is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investments	March 31, 2011	Price	Input	Input
Assets
Common Stocks
Broadcasting	$18,733,000	$—	$—	$18,733,000
Chemicals	29,943	—	—	29,943
Diversified Media	40,137	—	—	40,137
Energy	875,781	—	—	875,781
Gaming/Leisure	4,310,376	—	—	4,310,376
Healthcare	700,749	—	—	700,749
Housing	264,299	—	—	264,299
Media/Telecommunications	5,118,466	—	—	5,118,466
Metals/Minerals	2,032,140	—	—	2,032,140
Utility	79,758	—	—	79,758
Telecommunications	761,984	761,984	—	—
Warrants
Broadcasting	15,600	—	—	15,600
Debt
Senior Loans	282,333,480	—	172,826,713	109,506,767
Asset-Backed Securities	22,808,469	—	—	22,808,469
Other Financial Instruments*
Foreign exchange contracts	140,119	—	140,119	—

Total Assets	338,244,301	761,984	172,966,832	164,515,485

Liabilities
Other Financial Instruments*
Foreign exchange contracts	(927,795)	—	(927,795)

Total Liabilities	(927,795)	—	(927,795)	—

Total	$337,316,506	$761,984	$172,039,037	$164,515,485

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 as of March 31, 2011.
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significant unobservable inputs) for the period ended March 31, 2011.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of March 31, 2011 (unaudited)	Highland Floating Rate Fund

			Net
			Amortization		Net
Assets at Fair Value	Balance as	Transfers	(Accretion)	Net Realized	Unrealized	Net	Balance as
Using Unobservable	of June 30,	in/(out) of	of Premium/	Gains/	Gains/	Purchases/	of March 31,
Inputs Level 3	2010	Level 3	(Discount)	(Losses)	(Losses)	(Sales)	2011

Common Stocks
Broadcasting	$14,581,479	$—	$—	$—	$4,151,521	$—	$18,733,000
Chemicals	309,750	—	—	1,921	(68,978)	(212,750)	29,943
Energy	854,420	—	—	—	21,361	—	875,781
Diversified Media	—	—	—		(2,739,270)	2,779,407	40,137
Gaming/Leisure	1,089,655	—	—	—	(112,584,806)	115,805,527	4,310,376
Healthcare	—	2,184,687	—	—	(1,483,938)	—	700,749
Housing	—	308,349	—	—	(44,050)	—	264,299
Metals/Mining	1,069,090	—	—	—	963,050	—	2,032,140

Media/Telecommunications	—	—	—	—	(3,427,500)	8,545,966	5,118,466
Transportation — Land Transportation	188,098	—	—	(438,670)	476,652	(226,080)	—
Utility	59,819	—	—	—	19,939	—	79,758

Warrants
Broadcasting	12,143	—	—	—	3,457	—	15,600
Debt	—	—	—	—	—	—	—
Senior Loans	123,501,784	31,846,429	64,778	(18,997,409)	125,070,578	(151,979,393)	109,506,767
Asset-Backed Securities	15,511,479	—	—	—	7,296,990	—	22,808,469
Claims	49,047	—	—	(26,848,781)	26,876,127	(76,393)	—

Total	$157,226,764	$34,339,465	$64,778	$(46,282,939)	$44,531,133	$(25,363,716)	$164,515,485

The net unrealized gains shown in the table above relate to investments that were held at March 31, 2011.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended March 31, 2011, a net amount of $34,339,465 was transferred from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
Affiliated Issuers and Transactions
Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies as of March 31, 2011:

			Market Value
	Par Value at	Shares at	June 30,	March 31,
	March 31, 2011	March 31, 2011	2010	2011

CCS Medical, Inc. (Senior Loans)	$16,740,312	—	$14,891,057	$13,873,360
CCS Medical, Inc. (Common Stock)	—	82,441	2,184,687	700,749
ComCorp Broadcasting, Inc. (Senior Loans) *	2,989,118	—	2,557,191	2,779,309
Communications Corp of America (Common Stock)	—	152,363	—	—
LLV, Holdco, LLC (Senior Loans)	1,266,555	—	—	1,253,889
LLV, Holdco, LLC (Common Stock)	17,396	—	—	3,818,126
Young Broadcasting, Inc. (Senior Loans)	4,326,520	—	4,329,813	4,368,422
Young Broadcasting, Inc. (Common Stocks)	—	7,205	14,581,479	18,733,000
Young Broadcasting, Inc. (Warrants)	—	6	12,143	15,600

	$25,339,901	242,015	$38,556,370	45,542,455

*	Company is a wholly owned subsidiary of Communications Corp. of America.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/10/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 5/10/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)
Date 5/10/11

*	Print the name and title of each signing officer under his or her signature.